Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK STRATEGIC SERIES
Entity Central Index Key	0000792858
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000106430 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Income Fund
Class Name	Class R6
Trading Symbol	JSNWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R6/JSNWX)	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class R6/JSNWX) returned 5.78% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included fluctuations in global bond yields, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East, which sparked concerns about higher energy prices and inflation.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Declining global bond yields during portions of the period contributed to higher bond prices.
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than a third of the portfolio on average, were the top performers in global bond markets during the period.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed notably to performance, led by bonds from New Zealand, the Eurozone and Indonesia.
TOP PERFORMANCE DETRACTORS
Foreign currency positioning | Long exposures to the Japanese yen, Indian rupee, and Philippine peso alongside a short exposure to the Mexican peso detracted from performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R6/JSNWX)	5.78%	1.57%	2.86%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,702,202,172
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 5,992,533
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,702,202,172
Total number of portfolio holdings	515
Total advisory fees paid (net)	$5,992,533
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	37.5%
Foreign government obligations	24.8%
Term loans	8.4%
U.S. Government	8.0%
Collateralized mortgage obligations – Commercial and residential	6.3%
U.S. Government Agency	5.6%
Asset-backed securities	2.4%
Preferred securities	2.3%
Convertible bonds	1.5%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000078713 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Income Fund
Class Name	Class R5
Trading Symbol	JSNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R5/JSNVX)	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class R5/JSNVX) returned 5.91% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included fluctuations in global bond yields, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East, which sparked concerns about higher energy prices and inflation.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Declining global bond yields during portions of the period contributed to higher bond prices.
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than a third of the portfolio on average, were the top performers in global bond markets during the period.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed notably to performance, led by bonds from New Zealand, the Eurozone and Indonesia.
TOP PERFORMANCE DETRACTORS
Foreign currency positioning | Long exposures to the Japanese yen, Indian rupee, and Philippine peso alongside a short exposure to the Mexican peso detracted from performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R5/JSNVX)	5.91%	1.52%	2.81%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,702,202,172
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 5,992,533
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,702,202,172
Total number of portfolio holdings	515
Total advisory fees paid (net)	$5,992,533
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	37.5%
Foreign government obligations	24.8%
Term loans	8.4%
U.S. Government	8.0%
Collateralized mortgage obligations – Commercial and residential	6.3%
U.S. Government Agency	5.6%
Asset-backed securities	2.4%
Preferred securities	2.3%
Convertible bonds	1.5%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000078712 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Income Fund
Class Name	Class R4
Trading Symbol	JSNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R4/JSNFX)	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class R4/JSNFX) returned 5.69% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included fluctuations in global bond yields, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East, which sparked concerns about higher energy prices and inflation.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Declining global bond yields during portions of the period contributed to higher bond prices.
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than a third of the portfolio on average, were the top performers in global bond markets during the period.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed notably to performance, led by bonds from New Zealand, the Eurozone and Indonesia.
TOP PERFORMANCE DETRACTORS
Foreign currency positioning | Long exposures to the Japanese yen, Indian rupee, and Philippine peso alongside a short exposure to the Mexican peso detracted from performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R4/JSNFX)	5.69%	1.32%	2.60%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,702,202,172
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 5,992,533
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,702,202,172
Total number of portfolio holdings	515
Total advisory fees paid (net)	$5,992,533
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	37.5%
Foreign government obligations	24.8%
Term loans	8.4%
U.S. Government	8.0%
Collateralized mortgage obligations – Commercial and residential	6.3%
U.S. Government Agency	5.6%
Asset-backed securities	2.4%
Preferred securities	2.3%
Convertible bonds	1.5%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000113489 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Income Fund
Class Name	Class R2
Trading Symbol	JSNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R2/JSNSX)	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class R2/JSNSX) returned 5.43% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included fluctuations in global bond yields, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East, which sparked concerns about higher energy prices and inflation.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Declining global bond yields during portions of the period contributed to higher bond prices.
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than a third of the portfolio on average, were the top performers in global bond markets during the period.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed notably to performance, led by bonds from New Zealand, the Eurozone and Indonesia.
TOP PERFORMANCE DETRACTORS
Foreign currency positioning | Long exposures to the Japanese yen, Indian rupee, and Philippine peso alongside a short exposure to the Mexican peso detracted from performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R2/JSNSX)	5.43%	1.06%	2.35%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,702,202,172
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 5,992,533
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,702,202,172
Total number of portfolio holdings	515
Total advisory fees paid (net)	$5,992,533
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	37.5%
Foreign government obligations	24.8%
Term loans	8.4%
U.S. Government	8.0%
Collateralized mortgage obligations – Commercial and residential	6.3%
U.S. Government Agency	5.6%
Asset-backed securities	2.4%
Preferred securities	2.3%
Convertible bonds	1.5%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001866 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Income Fund
Class Name	Class I
Trading Symbol	JSTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class I/JSTIX)	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class I/JSTIX) returned 5.85% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included fluctuations in global bond yields, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East, which sparked concerns about higher energy prices and inflation.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Declining global bond yields during portions of the period contributed to higher bond prices.
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than a third of the portfolio on average, were the top performers in global bond markets during the period.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed notably to performance, led by bonds from New Zealand, the Eurozone and Indonesia.
TOP PERFORMANCE DETRACTORS
Foreign currency positioning | Long exposures to the Japanese yen, Indian rupee, and Philippine peso alongside a short exposure to the Mexican peso detracted from performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class I/JSTIX)	5.85%	1.49%	2.75%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,702,202,172
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 5,992,533
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,702,202,172
Total number of portfolio holdings	515
Total advisory fees paid (net)	$5,992,533
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	37.5%
Foreign government obligations	24.8%
Term loans	8.4%
U.S. Government	8.0%
Collateralized mortgage obligations – Commercial and residential	6.3%
U.S. Government Agency	5.6%
Asset-backed securities	2.4%
Preferred securities	2.3%
Convertible bonds	1.5%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001865 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Income Fund
Class Name	Class C
Trading Symbol	JSTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class C/JSTCX)	$155	1.51%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class C/JSTCX) returned 4.80% (excluding sales charges) for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included fluctuations in global bond yields, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East, which sparked concerns about higher energy prices and inflation.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Declining global bond yields during portions of the period contributed to higher bond prices.
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than a third of the portfolio on average, were the top performers in global bond markets during the period.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed notably to performance, led by bonds from New Zealand, the Eurozone and Indonesia.
TOP PERFORMANCE DETRACTORS
Foreign currency positioning | Long exposures to the Japanese yen, Indian rupee, and Philippine peso alongside a short exposure to the Mexican peso detracted from performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class C/JSTCX)	3.80%	0.45%	1.73%
Income Fund (Class C/JSTCX)—excluding sales charge	4.80%	0.45%	1.73%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,702,202,172
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 5,992,533
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,702,202,172
Total number of portfolio holdings	515
Total advisory fees paid (net)	$5,992,533
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	37.5%
Foreign government obligations	24.8%
Term loans	8.4%
U.S. Government	8.0%
Collateralized mortgage obligations – Commercial and residential	6.3%
U.S. Government Agency	5.6%
Asset-backed securities	2.4%
Preferred securities	2.3%
Convertible bonds	1.5%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001863 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Income Fund
Class Name	Class A
Trading Symbol	JHFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class A/JHFIX)	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class A/JHFIX) returned 5.53% (excluding sales charges) for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included fluctuations in global bond yields, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East, which sparked concerns about higher energy prices and inflation.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Declining global bond yields during portions of the period contributed to higher bond prices.
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than a third of the portfolio on average, were the top performers in global bond markets during the period.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed notably to performance, led by bonds from New Zealand, the Eurozone and Indonesia.
TOP PERFORMANCE DETRACTORS
Foreign currency positioning | Long exposures to the Japanese yen, Indian rupee, and Philippine peso alongside a short exposure to the Mexican peso detracted from performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class A/JHFIX)	1.38%	0.34%	2.02%
Income Fund (Class A/JHFIX)—excluding sales charge	5.53%	1.16%	2.44%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,702,202,172
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 5,992,533
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,702,202,172
Total number of portfolio holdings	515
Total advisory fees paid (net)	$5,992,533
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	37.5%
Foreign government obligations	24.8%
Term loans	8.4%
U.S. Government	8.0%
Collateralized mortgage obligations – Commercial and residential	6.3%
U.S. Government Agency	5.6%
Asset-backed securities	2.4%
Preferred securities	2.3%
Convertible bonds	1.5%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000212730 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio
Class Name	Investment-Grade Corporate Bond Portfolio
Trading Symbol	JMABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
Additional Information Phone Number	800-247-0278
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment-Grade Corporate Bond Portfolio/JMABX	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Account Shares Investment-Grade Corporate Bond Portfolio (Investment-Grade Corporate Bond Portfolio/JMABX) returned 7.04% for the year ended May 31, 2026. Corporate bonds delivered strong total returns in the 12-month period that ended on May 31, 2026. The gain was driven by the combination of income, positive returns for the U.S. Treasury market, and a decline in yield spreads that was fueled by robust corporate earnings and investors’ hearty appetite for risk. The war in Iran led to heightened volatility in the final three months of the period, however, as rising oil prices raised the prospect of reaccelerating inflation and less accommodative U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Banking | Holdings in this industry group were some of the largest contributors to absolute performance, reflecting both their robust performance and large portfolio weightings. NatWest Group PLC and UBS Group AG were leading individual contributors.
Energy | The industry also performed well in the annual period, particularly after the start of the war in Iran early March. Occidental Petroleum Corp. was the largest contributor.
Electric utilities | Growing power demand from artificial intelligence (AI) provided a tailwind for the category, fueling gains for issuers such as Pacific Gas & Electric Company and American Electric Power Company, Inc.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings lost ground and had negative impacts on performance. Oracle Corp., whose bonds were pressured by the company’s investments in AI, was a notable laggard. The data center operator QTS Fayetteville and the British bank Barclays PLC were also among the individual positions that finished with losses.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Managed Account Shares Investment-Grade Corporate Bond Portfolio (Investment-Grade Corporate Bond Portfolio/JMABX)	7.04%	2.11%	3.09%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.21%
Bloomberg U.S. Corporate Bond Index	6.09%	0.63%	2.02%

Performance Inception Date	Jul. 09, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 509,493,425
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$509,493,425
Total number of portfolio holdings	317
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Financials	34.6%
Energy	13.0%
Industrials	10.3%
Utilities	10.0%
Information technology	8.3%
Health care	6.6%
Real estate	5.3%
Communication services	5.3%
Consumer staples	2.0%
Consumer discretionary	1.8%
Materials	1.2%
Municipal bonds	0.1%
Short-term investments and other	1.5%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000212731 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Class Name	Non-Investment-Grade Corporate Bond Portfolio
Trading Symbol	JMADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
Additional Information Phone Number	800-247-0278
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Non-Investment-Grade Corporate Bond Portfolio/JMADX	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (Non-Investment-Grade Corporate Bond Portfolio/JMADX) returned 7.52% for the year ended May 31, 2026. High-yield bonds delivered strong total returns in the 12-month period that ended on May 31, 2026. The gain was driven by the combination of income, positive returns for the U.S. Treasury market, and a decline in yield spreads that was fueled by robust corporate earnings and investors’ hearty appetite for risk. The war in Iran led to heightened volatility in the final three months of the period, however, as rising oil prices raised the prospect of reaccelerating inflation and less accommodative U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Consumer cyclicals | Holdings in this industry group made the largest contribution to absolute performance, primarily as a result of the strong showing for The Michaels Companies, Inc. The Canadian auto retailer Global Auto Holdings, Ltd. was a top contributor, as well.
Energy | The industry performed well in the annual period, as the surge in oil prices that accompanied the war in Iran helped boost the earnings prospects for energy companies.
Other sectors | Positions in the communications, electric utilities, and banking sectors further contributed to the fund’s absolute performance.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings finished with losses and had negative impacts on performance. Ambipar Lux Sarl, Saks Global Enterprises LLC, and CSN Resources SA were among the individual positions that finished with losses.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (Non-Investment-Grade Corporate Bond Portfolio/JMADX)	7.52%	3.71%	4.18%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.21%
ICE BofA U.S. High Yield Index	7.44%	4.36%	4.94%

Performance Inception Date	Jul. 09, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 188,719,463
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$188,719,463
Total number of portfolio holdings	201
Total advisory fees paid (net)	$0
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Consumer discretionary	17.3%
Energy	16.8%
Financials	14.7%
Communication services	11.6%
Utilities	7.9%
Industrials	7.3%
Health care	6.1%
Consumer staples	5.2%
Materials	4.7%
Information technology	3.7%
Real estate	2.7%
Short-term investments and other	2.0%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000212732 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Managed Account Shares Securitized Debt Portfolio
Class Name	Securitized Debt Portfolio
Trading Symbol	JMAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Managed Account Shares Securitized Debt Portfolio (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
Additional Information Phone Number	800-247-0278
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Securitized Debt Portfolio/JMAEX	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Account Shares Securitized Debt Portfolio (Securitized Debt Portfolio/JMAEX) returned 4.67% for the year ended May 31, 2026. Securitized assets produced strong total returns and outpaced the broader investment-grade market in the annual period. The category was helped by periods of declining U.S. Treasury yields, as well as demand for higher-yielding assets that was fueled by investors’ generally hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Asset-backed securities (ABS) | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of its positive total returns and sizable portfolio weighting.
Commercial mortgage-backed securities and non-agency mortgage-backed securities | These categories also helped results. While both outpaced ABS, they made less of a contribution to the fund’s return due to their smaller allocations.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including the asset-backed securities of CF Hippolyta Issuer LLC and New Economy Assets - Phase 1 Sponsor LLC—finished with losses and had negative impacts on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Managed Account Shares Securitized Debt Portfolio (Securitized Debt Portfolio/JMAEX)	4.67%	2.61%	2.96%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.21%
Bloomberg U.S. Securitized MBS ABS CMBS Index	6.71%	0.52%	1.15%

Performance Inception Date	Jul. 09, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 319,314,556
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$319,314,556
Total number of portfolio holdings	321
Total advisory fees paid (net)	$0
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Asset-backed securities	51.0%
Collateralized mortgage obligations – Commercial and residential	42.3%
Collateralized mortgage obligations – U.S. Government Agency	5.2%
Short-term investments and other	1.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000238026 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Class Name	Non-Investment-Grade Municipal Bond Portfolio
Trading Symbol	JHFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
Additional Information Phone Number	800-247-0278
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Non-Investment-Grade Municipal Bond Portfolio/JHFMX	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (Non-Investment-Grade Municipal Bond Portfolio/JHFMX) returned 7.29% for the year ended May 31, 2026. The broader U.S. bond market delivered positive total returns in the annual period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Municipal bonds outperformed the taxable investment-grade market, reflecting positive supply-and-demand conditions, attractive yields relative to U.S. Treasuries, and stable credit trends. High-yield municipal issues slightly underperformed the broader tax-exempt category.
TOP PERFORMANCE CONTRIBUTORS
Continuing care retirement and charter schools | The fund’s holdings in these areas made the largest contribution to absolute performance due to the combination of positive total returns and their sizable portfolio weightings.
Other notable sectors | Positions in the tax increment/financing, toll roads/bridges/tunnels, and hospitals sectors also helped results.
Strong performing individual securities | Beaver County Industrial Development Authority was a top contributor, as were bonds issued by the City of Henderson, Kentucky.
TOP PERFORMANCE DETRACTORS
Economic and industrial revenue bonds | Although a number of individual issues performed well, the fund’s holdings in this category posted losses in the aggregate. Bonds issued by Polk County, Florida and Brazoria County, Texas detracted from results, as did the Nevada Department of Business & Industry.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (Non-Investment-Grade Municipal Bond Portfolio/JHFMX)	7.29%	4.98%
Bloomberg Municipal Bond Index	6.67%	3.10%
Bloomberg High Yield Municipal Bond Index	6.21%	4.84%

Performance Inception Date	Feb. 08, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,057,257
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$20,057,257
Total number of portfolio holdings	106
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	6.4%
Revenue bonds	89.4%
Education	19.4%
Development	19.2%
Other revenue	17.7%
Health care	16.1%
Transportation	4.6%
Airport	4.1%
Tobacco	4.0%
Housing	3.0%
Water and sewer	1.2%
Pollution	0.1%
Short-term investments and other	4.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000247081 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Managed Account Shares Bond Completion Portfolio
Class Name	Bond Completion Portfolio
Trading Symbol	JHBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Managed Account Shares Bond Completion Portfolio (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
Additional Information Phone Number	800-247-0278
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Completion Portfolio/JHBMX	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Account Shares Bond Completion Portfolio (Bond Completion Portfolio/JHBMX) returned 5.97% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of its positive total returns and a sizable portfolio weighting.
U.S. Treasuries | Positions in U.S. government bonds also contributed to absolute performance of the fund.
Investment-grade corporates | This segment of the fund made a meaningful contribution, albeit less than other categories due to its smaller weighting. Amgen, Inc. and T-Mobile USA, Inc. were notable contributors at the individual security level.
TOP PERFORMANCE DETRACTORS
Certain securities detracted | Oracle Corp., whose bonds were pressured by the extent of the company’s investments in artificial intelligence, was a notable laggard. A small number of individual U.S. Treasury and Fannie Mae holdings detracted, as well.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Managed Account Shares Bond Completion Portfolio (Bond Completion Portfolio/JHBMX)	5.97%	3.96%
Bloomberg U.S. Aggregate Bond Index	5.13%	3.96%

Performance Inception Date	Dec. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,080,440
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,080,440
Total number of portfolio holdings	25
Total advisory fees paid (net)	$0
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
U.S. Government Agency	56.2%
U.S. Government	26.3%
Financials	7.0%
Communication services	3.1%
Health care	2.5%
Information technology	1.6%
Utilities	1.6%
Short-term investments and other	1.7%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.